FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 5 — FAIR VALUE MEASUREMENTS

The fair value measurements and disclosure principles of GAAP (ASC 820, Fair Value Measurements and Disclosures) define fair value, establish a framework for measuring fair value and provide disclosure requirements about fair value measurements.  These principles define a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly;

Level 3 — Unobservable inputs in which little or no market activity exists.

The Company’s financial instruments that are not reflected at fair value on the balance sheet were as follows as of August 4, 2013 and February 3, 2013 (amounts in millions):

	As of August 4, 2013		As of February 3, 2013
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
Senior ABL Facility	$500	$488	$300	$292
Term Loans and Notes	5,190	5,737	7,034	7,573
Total	$5,690	$6,225	$7,334	$7,865

(1) These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets. These amounts do not include any related discounts or premiums.

The Company utilized Level 2 inputs, as defined in the fair value hierarchy, to measure the fair value of the long-term debt.  Management’s fair value estimates were based on quoted prices for recent trades of HDS’s  long-term debt, recent similar credit facilities initiated by companies with like credit quality in similar industries, quoted prices for similar instruments, and inquiries with certain investment communities.

NOTE 7—FAIR VALUE MEASUREMENTS

        The fair value measurements and disclosure principles of U.S. GAAP (ASC 820, Fair Value Measurements and Disclosures) define fair value, establish a framework for measuring fair value and provide disclosure requirements about fair value measurements. These principles define a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—	Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2—	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly;
Level 3—	Unobservable inputs in which little or no market activity exists.

        The Company's financial instruments that are not reflected at fair value on the balance sheet were as follows (amounts in millions):

	As of February 3, 2013		As of January 29, 2012
	Recorded Amount(1)	Estimated Fair Value(1)	Recorded Amount(1)	Estimated Fair Value(1)
ABL Facility	$300	$292	$—	$—
Term Loans and Notes	7,034	7,573	5,462	5,070

Total	$7,334	$7,865	$5,462	$5,070

(1)
These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets. These amounts do not include any related discounts and premiums.

        The Company utilized Level 2 inputs, as defined in the fair value hierarchy, to measure the fair value of the long-term debt. The Old Term Loans outstanding as of January 29, 2012 were guaranteed by Home Depot. Therefore, management's estimates of fair value for the Old Term Loans were based on a review of the fair value of debt issued by companies with similar credit ratings as Home Depot. For all of the Company's other debt instruments, management's fair value estimates were based on recent similar credit facilities initiated by companies with like credit quality in similar industries, quoted prices for similar instruments, and inquiries with certain investment communities.